Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State and local tax, net of federal benefit	(8.00%)	(8.50%)
State and local tax rate change	3.10%	1.60%
Permanent differences	0.10%	0.40%
Research and development	(5.80%)	(0.90%)
Change in valuation allowance	33.00%	28.40%
Other	(1.40%)	0.00%
Total provision	0.00%	0.00%